PREPAID AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
PREPAID AND OTHER CURRENT ASSETS, NET [Abstract]
Schedule of Prepaid and Other Current Assets
	As of December 31,
	2015	2016
	RMB	RMB

Amount due from minority shareholder (Note i)	54,023	54,023
Amount due from Xihua Group (Note ii)	49,800	49,800
Value added tax refundable (Note iii)	24,811	24,811
Due from former owners (Note iv)	14,910	5,743
Staff advances	6,389	6,008
Rental deposits	8,331	7,835
Prepaid professional services fees	2,457	3,045
Prepaid rental fees (Note v)	3,067	3,533
Receivable from Zhenjiang operating rights (Note vi)	35,000	35,000
Receivable from Jinghan Group (Note vii)	122,822	122,822
Others (Note viii)	29,748	20,302
Total before allowance for doubtful accounts	351,358	332,922
Less: allowance for doubtful accounts (Note ix)	(195,254)	(179,055)
Total	156,104	153,867

(Note i) The balance represented Shenyang K-12’s amount due from its minority shareholder amounting to RMB 54,023, which were tuition fees that have been collected from students but were misappropriated by its minority shareholder. As of December 31, 2015 and 2016, full provision was provided as the collectability was remote.

(Note ii) A payable balance amounted to RMB 49,800 was recorded by a subsidiary prior to its acquisition by the Group, and such payable was indemnified by Xihua Investment Group (“Xihua Group). No provision was made for the indemnity. The indemnity balance was still outstanding as of the date of issuance of the financial statement.

(Note iii) Management considered the collectability of VAT refund was remote as a result of tax dispute between Ambow Online, Yuhua and the tax authority, as disclosed in Note 18(c), the Group provided a provision amounting to RMB 24,811 as of December 31, 2015 and 2016.

(Note iv) Provisions of RMB 7,808, 1,360 and nil were made against the amounts due from the former shareholders due to remote recoverability during the years ended December 31, 2014, 2015 and 2016 respectively. As of December 31, 2016, the receivable of RMB 9,168 was written off, after all collection efforts have been exhausted and the potential for recovery was remote.

(Note v) In 2015 an impairment loss of RMB 3,995 was made against the current portion of the prepaid long-term lease regarding the Career Enhancement Education Facility in Beijing (“Ambow Beijing Campus”), as the capital lease and prepaid long-term lease regarding Ambow Beijing Campus were not available for use (Note 9).

(Note vi) The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School. The Group started a negotiation of returning the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of December 31, 2015 and 2016, the payable balance to Zhenjiang Foreign Language School amounted to RMB 36,770 and RMB 36,770, respectively (Note 13); therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.

(Note vii) As of December 31, 2015 and 2016, the original receivable due from Jinghan Group was RMB 141,017. Along with the disposal of Jinghan Group, RMB 18,195 of the receivable was written off according to the waiver agreement and an additional allowance of RMB 96,863 was provided in 2015 (see Note 24(a)).

(Note viii) Others mainly included inventory, prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous items with trivial amount.

(Note ix) Other addition of allowance during the year of 2016 and 2015 was mainly provided against third parties and former employees due to the remote recoverability.

Schedule of Allowance for Doubtful Accounts

	As of December 31,
	2015	2016
	RMB	RMB

Balance at beginning of year	(90,731)	(195,254)
Addition (Note iv, vii and ix)	(122,718)	(1,727)
Written off (Note iv and vii)	18,195	17,926
Balance at end of year	(195,254)	(179,055)

(Note i) The balance represented Shenyang K-12’s amount due from its minority shareholder amounting to RMB 54,023, which were tuition fees that have been collected from students but were misappropriated by its minority shareholder. As of December 31, 2015 and 2016, full provision was provided as the collectability was remote.

(Note iv) Provisions of RMB 7,808, 1,360 and nil were made against the amounts due from the former shareholders due to remote recoverability during the years ended December 31, 2014, 2015 and 2016 respectively. As of December 31, 2016, the receivable of RMB 9,168 was written off, after all collection efforts have been exhausted and the potential for recovery was remote.

(Note vii) As of December 31, 2015 and 2016, the original receivable due from Jinghan Group was RMB 141,017. Along with the disposal of Jinghan Group, RMB 18,195 of the receivable was written off according to the waiver agreement and an additional allowance of RMB 96,863 was provided in 2015 (see Note 24(a)).

(Note ix) Other addition of allowance during the year of 2016 and 2015 was mainly provided against third parties and former employees due to the remote recoverability.